American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Small Cap Value Fund
May 31, 2022

Avantis International Small Cap Value Fund - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Australia — 9.0%
Adairs Ltd.(1)	10,087	16,770
Adbri Ltd.	41,613	84,040
Aeris Resources Ltd.(1)(2)	389,885	25,357
Alkane Resources Ltd.(2)	84,644	67,084
Alliance Aviation Services Ltd.(2)	9,551	27,863
Aurelia Metals Ltd.(2)	329,886	80,137
Austal Ltd.	45,202	64,092
Australian Agricultural Co. Ltd.(2)	6,913	10,192
Australian Finance Group Ltd.	51,743	70,071
Bank of Queensland Ltd.	95,032	511,865
Beach Energy Ltd.	483,396	591,413
Bega Cheese Ltd.	32,322	112,325
Bendigo & Adelaide Bank Ltd.	110,415	826,014
Byron Energy Ltd.(2)	7,834	956
Challenger Ltd.	97,841	506,012
Champion Iron Ltd.	59,052	319,715
Coronado Global Resources, Inc.	257,710	394,829
Costa Group Holdings Ltd.	60,395	137,150
CSR Ltd.	119,094	398,084
Dacian Gold Ltd.(2)	57,096	7,731
Eclipx Group Ltd.(2)	76,422	129,264
Emeco Holdings Ltd.	88,013	52,085
Genworth Mortgage Insurance Australia Ltd.	37,491	80,219
Gold Road Resources Ltd.	239,688	232,132
Grange Resources Ltd.	129,405	151,917
HUB24 Ltd.	126	2,181
Humm Group Ltd.(1)	50,226	28,051
IGO Ltd.	77,043	690,823
Iluka Resources Ltd.	88,499	691,848
Imdex Ltd.	58,198	103,540
Inghams Group Ltd.	78,223	159,880
JB Hi-Fi Ltd.	1,944	64,081
Lovisa Holdings Ltd.	6,765	72,774
MACA Ltd.	43,040	23,426
Macmahon Holdings Ltd.	111,757	14,007
Magellan Financial Group Ltd.(1)	15,877	178,201
Mayne Pharma Group Ltd.(1)(2)	223,000	48,687
McMillan Shakespeare Ltd.	17,332	146,329
Metcash Ltd.	220,661	680,633
Money3 Corp. Ltd.	24,697	40,875
Mount Gibson Iron Ltd.	98,675	48,380
Myer Holdings Ltd.	187,519	60,486
MyState Ltd.	7,500	25,001
New Hope Corp. Ltd.(1)	138,775	368,738
Newcrest Mining Ltd.(2)	233	4,075
nib holdings Ltd.	74,771	395,044
Nick Scali Ltd.(1)	4,199	27,416
Nine Entertainment Co. Holdings Ltd.	191,474	301,174

NRW Holdings Ltd.	136,556	196,623
Nufarm Ltd.	10,367	39,237
OFX Group Ltd.(2)	16,524	28,795
Orica Ltd.	39,595	458,731
Orora Ltd.	138,357	387,619
Pacific Current Group Ltd.	868	4,595
Pendal Group Ltd.	9,867	36,728
Perenti Global Ltd.	163,178	77,794
Perseus Mining Ltd.	332,298	457,532
Platinum Asset Management Ltd.	40,670	53,383
Premier Investments Ltd.	19,428	310,743
Ramelius Resources Ltd.	204,754	191,842
Red 5 Ltd.(2)	97,638	26,745
Regis Resources Ltd.	154,229	221,252
Reject Shop Ltd.(2)	3,585	9,477
Resimac Group Ltd.(1)	17,203	18,318
Resolute Mining Ltd.(2)	203,821	39,931
Sandfire Resources Ltd.	78,484	308,772
Service Stream Ltd.(2)	87,623	59,021
Silver Lake Resources Ltd.(2)	181,307	203,889
Southern Cross Media Group Ltd.	65,243	66,582
Super Retail Group Ltd.	41,304	279,460
Tassal Group Ltd.	30,862	81,448
Ten Sixty Four Ltd.	4,832	2,611
United Malt Group Ltd.	19,223	52,760
Viva Energy Group Ltd.	226,390	460,655
West African Resources Ltd.(2)	274,129	253,887
Western Areas Ltd.(2)	51,148	141,268
Whitehaven Coal Ltd.	231,777	873,377
		14,416,042
Austria — 0.8%
AT&S Austria Technologie & Systemtechnik AG	8,106	484,746
POLYTEC Holding AG(1)	6,121	40,805
Porr AG(2)	7,672	102,992
Semperit AG Holding(1)	8,741	184,846
UNIQA Insurance Group AG	63,327	521,355
		1,334,744
Belgium — 1.7%
Bekaert SA	16,116	650,931
Cie d'Entreprises CFE(2)	3,893	433,737
Deceuninck NV(1)	6,823	18,673
Euronav NV	28,042	358,777
Gimv NV	5,625	329,237
Ion Beam Applications	3,072	50,674
Jensen-Group NV	250	8,594
KBC Ancora	12,991	587,243
Tessenderlo Group SA(2)	6,832	233,044
		2,670,910
Canada — 10.5%
Advantage Energy Ltd.(1)(2)	26,700	231,779
Alaris Equity Partners Income	1,400	21,152
Algoma Central Corp.	200	2,609
Argonaut Gold, Inc.(2)	34,000	31,719
Athabasca Oil Corp.(2)	62,300	127,570
AutoCanada, Inc.(1)(2)	2,360	53,344

B2Gold Corp.	24,700	98,031
Badger Infrastructure Solutions Ltd.	504	11,791
Baytex Energy Corp.(1)(2)	128,800	709,757
Birchcliff Energy Ltd.	44,015	396,704
Bird Construction, Inc.(1)	4,000	26,501
Calibre Mining Corp.(2)	24,200	23,342
Canaccord Genuity Group, Inc.	579	4,784
Canacol Energy Ltd.(1)	15,500	37,376
Canadian Western Bank(1)	6,100	146,128
Canfor Corp.(2)	7,500	158,734
Capital Power Corp.	17,700	636,156
Capstone Mining Corp.(2)	75,000	284,026
Cardinal Energy Ltd.(2)	25,400	185,753
Celestica, Inc.(2)	9,600	106,106
Centerra Gold, Inc.	39,700	309,791
CES Energy Solutions Corp.	11,400	25,056
China Gold International Resources Corp. Ltd.	2,500	8,104
Chorus Aviation, Inc.(1)(2)	12,431	39,705
Copper Mountain Mining Corp.(1)(2)	21,000	45,658
Corus Entertainment, Inc., B Shares(1)	23,366	82,576
Crescent Point Energy Corp.	58,530	518,272
Crew Energy, Inc.(2)	8,700	43,264
Dorel Industries, Inc., Class B(1)	3,777	21,679
DREAM Unlimited Corp., Class A	2,350	82,250
Dundee Precious Metals, Inc.	28,800	170,544
Element Fleet Management Corp.	55,582	619,165
Endeavour Mining PLC	20	460
Enerplus Corp.(1)	46,800	694,128
Equitable Group, Inc.	2,700	136,062
ERO Copper Corp.(2)	3,500	43,416
Evertz Technologies Ltd.	1,700	18,669
Exchange Income Corp.(1)	600	22,300
Extendicare, Inc.(1)	5,700	32,447
First National Financial Corp.(1)	1,700	49,877
Fortuna Silver Mines, Inc.(1)(2)	33,300	109,785
Freehold Royalties Ltd.(1)	7,600	94,335
Frontera Energy Corp.(2)	445	4,855
Galiano Gold, Inc.(1)(2)	66	26
GCM Mining Corp.	7,900	26,857
Great Panther Mining Ltd.(1)(2)	2,500	435
Home Capital Group, Inc.(1)	3,253	78,338
Hudbay Minerals, Inc.	32,200	184,313
iA Financial Corp., Inc.	1,900	98,661
IAMGOLD Corp.(2)	37,500	83,014
Interfor Corp.(2)	11,430	304,354
International Petroleum Corp.(2)	11,100	118,385
Jaguar Mining, Inc.	3,200	7,413
Karora Resources, Inc.(2)	10,789	37,702
Kelt Exploration Ltd.(2)	25,800	145,027
Laurentian Bank of Canada(1)	4,700	143,469
Linamar Corp.	6,500	286,394
Lundin Mining Corp.	53,600	477,160
Major Drilling Group International, Inc.(2)	3,900	32,560
Martinrea International, Inc.	10,360	80,678
MEG Energy Corp.(2)	24,100	420,514

Methanex Corp.	11,500	568,340
Mullen Group Ltd.(1)	2,282	22,263
New Gold, Inc. (Toronto)(2)	58,300	75,592
North American Construction Group Ltd.(1)	3,549	47,223
NuVista Energy Ltd.(2)	12,788	130,928
Obsidian Energy Ltd.(2)	9,400	90,964
OceanaGold Corp.(2)	84,200	195,713
Onex Corp.	5,900	352,036
Paramount Resources Ltd., A Shares(1)	6,300	188,176
Parex Resources, Inc.	21,900	484,974
Peyto Exploration & Development Corp.(1)	25,100	307,189
Precision Drilling Corp.(1)(2)	10	778
Real Matters, Inc.(1)(2)	7,600	33,829
Resolute Forest Products, Inc.	7,600	109,657
Russel Metals, Inc.	10,082	252,837
Secure Energy Services, Inc.	3,094	18,052
Sierra Metals, Inc.(1)	6,600	5,896
Spin Master Corp.(2)	1,567	55,985
SSR Mining, Inc.	28,300	550,405
Stelco Holdings, Inc.	2,900	89,991
Tamarack Valley Energy Ltd.(1)	69,200	288,869
Taseko Mines Ltd.(1)(2)	22,300	35,085
Torex Gold Resources, Inc.(2)	7,300	71,681
Tourmaline Oil Corp.(1)	11,100	685,210
Trican Well Service Ltd.(2)	22,900	83,826
Turquoise Hill Resources Ltd.(2)	5,930	166,528
Vermilion Energy, Inc.	34,200	739,781
Wajax Corp.	2,675	50,271
West Fraser Timber Co. Ltd.	6,630	611,710
Western Forest Products, Inc.(1)	48,200	71,642
Whitecap Resources, Inc.(1)	120,024	1,067,534
Yamana Gold, Inc.	64,000	344,072
		16,788,097
China — 0.1%
Fullshare Holdings Ltd.(2)	2,015,000	29,499
Truly International Holdings Ltd.(1)	218,000	62,595
		92,094
Denmark — 1.5%
Brodrene Hartmann A/S(2)	40	1,532
D/S Norden A/S	8,011	333,355
Dfds A/S	6,653	260,018
Drilling Co. of 1972 A/S(2)	3,387	192,722
FLSmidth & Co. A/S	7,431	218,494
H+H International A/S, B Shares(2)	3,080	71,457
Jyske Bank A/S(2)	9,984	588,727
Per Aarsleff Holding A/S	3,849	135,106
Solar A/S, B Shares	1,255	129,140
Sydbank AS	13,445	474,312
TORM PLC(2)	3,973	56,340
		2,461,203
Finland — 1.5%
Anora Group Oyj	1,656	14,268
Aspo Oyj	1,402	10,915
Atria Oyj	936	9,136
Finnair Oyj(1)(2)	114,302	59,157

HKScan Oyj, A Shares(1)	3,016	4,086
Marimekko Oyj	6,820	100,845
Metsa Board Oyj	56,921	594,966
Outokumpu Oyj	108,277	625,138
Puuilo Oyj(1)	8,217	46,676
Rovio Entertainment Oyj	13,225	125,456
Sanoma Oyj	994	13,361
Talenom Oyj	3,181	38,078
Tokmanni Group Corp.	10,307	136,706
Uponor Oyj	3,930	67,474
Valmet Oyj	10,968	309,660
Verkkokauppa.com Oyj(1)	2,781	13,135
YIT Oyj(1)	43,987	182,787
		2,351,844
France — 3.3%
AKWEL	113	2,248
ALD SA(1)	14,649	203,467
APERAM SA	1,255	51,971
Biosynex	1,444	25,494
Catana Group	2,606	20,608
Cie Plastic Omnium SA	10,910	204,525
Coface SA(2)	15,877	187,316
Derichebourg SA	25,674	207,081
Eramet SA(2)	2,914	441,584
Esso SA Francaise(1)(2)	846	50,098
Etablissements Maurel et Prom SA(2)	15,292	80,531
Eurobio Scientific SA(2)	2,309	50,924
Eutelsat Communications SA	40,826	484,902
Faurecia SE	12,221	339,995
Focus Home Interactive SA(2)	483	21,377
Gaztransport Et Technigaz SA	1,652	216,656
Groupe LDLC(1)	755	24,371
Guerbet	63	1,733
Jacquet Metals SACA	893	19,143
Kaufman & Broad SA	2,502	77,194
Maisons du Monde SA(1)	6,644	87,672
Mersen SA	228	8,033
Metropole Television SA	6,034	105,479
Nexans SA	5,237	526,298
Novacyt SA(2)	19,950	37,964
ReWorld Media SA(1)(2)	3,699	24,262
SES SA	86,718	828,298
SMCP SA(2)	5,939	40,431
Societe BIC SA	2,833	161,892
Solutions 30 SE(2)	15,385	90,448
Synergie SE	96	3,577
Television Francaise 1	11,044	91,601
Valeo(1)	2,789	61,984
Vallourec SA(2)	14,226	197,913
Verallia SA	7,504	207,991
Vicat SA	1,081	33,408
Vilmorin & Cie SA	697	32,312
X-Fab Silicon Foundries SE(2)	5,908	47,704
Xilam Animation SA(2)	33	1,334
		5,299,819

Germany — 4.8%
7C Solarparken AG	5,130	26,964
ADVA Optical Networking SE(2)	5,917	90,431
AlzChem Group AG	231	5,239
Aumann AG(2)	772	12,626
Aurubis AG	2,019	190,717
Baader Bank AG	2,427	14,831
Bauer AG(2)	749	7,317
Bertrandt AG	560	25,120
Centrotec SE	423	17,029
Cewe Stiftung & Co. KGAA	858	82,852
CropEnergies AG	1,640	17,756
Deutsche Beteiligungs AG	1,500	48,280
Deutsche EuroShop AG	2,312	54,887
Deutsche Pfandbriefbank AG	10,774	120,105
Deutz AG	23,572	113,495
Draegerwerk AG & Co. KGaA	511	22,952
Draegerwerk AG & Co. KGaA, Preference Shares	1,702	89,834
ElringKlinger AG	1,571	13,717
Encavis AG	11,840	257,251
flatexDEGIRO AG(2)	5,023	75,494
Gesco AG(2)	473	13,884
Hamburger Hafen und Logistik AG	5,162	90,623
Hornbach Holding AG & Co. KGaA	1,117	141,030
HUGO BOSS AG	11,660	627,454
Instone Real Estate Group SE	5,027	69,116
JOST Werke AG	1,973	85,450
Jungheinrich AG, Preference Shares	5,786	154,263
K+S AG	35,832	1,007,856
Kloeckner & Co. SE(2)	10,185	126,840
Koenig & Bauer AG(2)	2,154	38,715
Krones AG	2,736	247,216
KSB SE & Co. KGaA	1	485
KSB SE & Co. KGaA, Preference Shares	69	28,016
Lang & Schwarz AG	1,344	22,651
Lanxess AG	3,943	184,173
Leoni AG(2)	3,260	31,008
Manz AG(2)	138	6,775
Multitude SE(2)	1,131	4,269
Nagarro SE(2)	622	84,939
Rheinmetall AG	10,028	2,027,759
SAF-Holland SE	4,848	40,141
Salzgitter AG(2)	5,650	231,525
SGL Carbon SE(2)	2,847	17,904
Siltronic AG	1,622	158,141
STO SE & Co. KGaA, Preference Shares	488	88,395
Suedzucker AG	1,534	20,464
TAG Immobilien AG	28,566	517,641
Villeroy & Boch AG, Preference Shares	1,357	30,039
Vitesco Technologies Group AG, Class A(2)	809	38,311
Wacker Chemie AG	579	103,913
Wacker Neuson SE	6,370	139,944
Wuestenrot & Wuerttembergische AG	1,952	35,677
		7,701,514

Hong Kong — 1.7%
Analogue Holdings Ltd.	12,000	2,859
BOCOM International Holdings Co. Ltd.	80,000	8,151
Bright Smart Securities & Commodities Group Ltd.	120,000	21,856
Cafe de Coral Holdings Ltd.	88,000	138,642
China Strategic Holdings Ltd.(2)	3,150,000	14,816
Chow Sang Sang Holdings International Ltd.	6,000	6,487
CMBC Capital Holdings Ltd.(1)	126,250	23,537
Crystal International Group Ltd.	15,500	5,736
CSI Properties Ltd.	350,000	8,030
Dah Sing Banking Group Ltd.	152,800	132,669
Dah Sing Financial Holdings Ltd.	15,600	46,183
Dickson Concepts International Ltd.	25,000	12,423
E-Commodities Holdings Ltd.	1,292,000	320,489
Eagle Nice International Holdings Ltd.	2,000	1,124
Hang Lung Group Ltd.	9,000	16,835
IGG, Inc.	261,000	105,389
International Housewares Retail Co. Ltd.	10,000	3,666
IRC Ltd.(2)	124,000	3,412
Johnson Electric Holdings Ltd.	130,500	169,946
K Wah International Holdings Ltd.	220,000	83,258
Ka Shui International Holdings Ltd.	108,000	7,714
Karrie International Holdings Ltd.	80,000	15,108
Lifestyle International Holdings Ltd.(2)	28,000	11,688
LK Technology Holdings Ltd.	250	370
Minmetals Land Ltd.	4,000	368
Oriental Watch Holdings	28,000	15,045
Pacific Basin Shipping Ltd.	1,360,000	709,331
PC Partner Group Ltd.(1)	108,000	151,038
Regina Miracle International Holdings Ltd.	26,000	14,195
Shun Tak Holdings Ltd.(2)	208,000	43,143
SmarTone Telecommunications Holdings Ltd.	69,000	36,549
Solargiga Energy Holdings Ltd.(2)	480,000	22,324
Sun Hung Kai & Co. Ltd.	54,000	25,036
Tai Hing Group Holdings Ltd.	50,000	7,578
Ten Pao Group Holdings Ltd.	80,000	12,940
Texhong Textile Group Ltd.	143,500	154,825
Texwinca Holdings Ltd.	26,000	4,537
United Laboratories International Holdings Ltd.	376,000	179,637
Value Partners Group Ltd.(1)	412,000	165,044
VSTECS Holdings Ltd.	50,000	41,235
		2,743,213
Ireland — 0.5%
Dalata Hotel Group PLC(2)	71,957	322,179
FBD Holdings PLC	2,442	25,446
Glenveagh Properties PLC(2)	288,670	296,535
Origin Enterprises PLC	19,985	95,634
Permanent TSB Group Holdings PLC(2)	4,574	7,178
Uniphar PLC(2)	4,899	19,701
		766,673
Israel — 2.8%
Adgar Investment and Development Ltd.	786	1,553
Airport City Ltd.(2)	7,779	145,453
Arad Investment & Industrial Development Ltd.	163	19,169
Ashtrom Group Ltd.	4,857	118,374

Aspen Group Ltd.	664	1,937
Azorim-Investment Development & Construction Co. Ltd.	8,901	37,639
Caesarstone Ltd.(1)	611	5,566
Carasso Motors Ltd.	2,263	12,179
Cellcom Israel Ltd.(2)	10,293	50,857
Clal Insurance Enterprises Holdings Ltd.(2)	14,781	276,926
Delta Galil Industries Ltd.	1,864	110,473
Dor Alon Energy in Israel 1988 Ltd.	81	3,066
Equital Ltd.(2)	2,082	74,777
Fattal Holdings 1998 Ltd.(2)	266	32,582
FIBI Holdings Ltd.	3,410	143,707
First International Bank of Israel Ltd.	4,077	157,195
Fox Wizel Ltd.	963	122,202
Gazit-Globe Ltd.	6,618	46,877
Harel Insurance Investments & Financial Services Ltd.	23,818	262,932
IDI Insurance Co. Ltd.	228	6,636
Infinya Ltd.	120	10,282
Inrom Construction Industries Ltd.	6,953	28,836
Isracard Ltd.	39,799	169,005
Israel Corp. Ltd.(2)	613	331,826
Israel Land Development - Urban Renewal Ltd.	937	15,235
Isras Investment Co. Ltd.	182	37,813
M Yochananof & Sons Ltd.	273	15,828
Mehadrin Ltd.(2)	7	318
Melisron Ltd.(2)	1,144	82,481
Menora Mivtachim Holdings Ltd.(2)	5,658	133,076
Migdal Insurance & Financial Holdings Ltd.	98,590	159,503
Mizrahi Tefahot Bank Ltd.	1	17
Naphtha Israel Petroleum Corp. Ltd.(2)	2,351	18,073
Norstar Holdings, Inc.	1,581	17,574
Oil Refineries Ltd.	354,376	149,599
Partner Communications Co. Ltd.(2)	23,332	170,118
Paz Oil Co. Ltd.(2)	2,059	286,534
Perion Network Ltd.(2)	1,361	26,949
Phoenix Holdings Ltd.	33,799	375,360
Property & Building Corp. Ltd.(2)	90	7,489
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	639	49,329
Scope Metals Group Ltd.	511	23,155
Shufersal Ltd.	52,963	392,162
Summit Real Estate Holdings Ltd.	5,021	97,826
Tadiran Group Ltd.	102	13,143
Tamar Petroleum Ltd.	732	2,146
Taro Pharmaceutical Industries Ltd.(2)	1,168	42,772
Tera Light Ltd.(2)	3,745	6,567
Tower Semiconductor Ltd.(2)	2,114	104,054
Victory Supermarket Chain Ltd.	265	4,000
		4,401,170
Italy — 2.6%
Aeffe SpA(2)	1,917	3,559
Aquafil SpA	8,245	61,408
Arnoldo Mondadori Editore SpA	45,646	90,751
Avio SpA(1)	4,718	58,374
Banca IFIS SpA	5,863	106,988
Banca Popolare di Sondrio SCPA(1)	206,163	840,113
Banca Sistema SpA	12,370	26,930

Biesse SpA	5,366	93,518
Cairo Communication SpA	20,956	45,973
Credito Emiliano SpA	11,263	73,028
d'Amico International Shipping SA(2)	82,680	18,029
Danieli & C Officine Meccaniche SpA	2,636	64,564
Danieli & C Officine Meccaniche SpA, Preference Shares	8,254	140,782
Digital Bros SpA(1)	2,515	68,470
Emak SpA	11,086	18,871
Fila SpA(1)	3,915	39,298
Fincantieri SpA(1)(2)	50,691	31,643
Gefran SpA	300	3,177
Geox SpA(1)(2)	34,516	30,204
Maire Tecnimont SpA(1)	104,706	368,822
MFE-MediaForEurope NV, Class A(2)	40,730	23,385
MFE-MediaForEurope NV, Class B	42,170	35,520
OVS SpA(2)	138,877	285,100
RAI Way SpA	34,089	196,152
Safilo Group SpA(2)	19,910	30,807
Salcef SpA	1,000	20,859
Saras SpA(2)	527,251	720,340
Servizi Italia SpA(2)	1,623	2,736
Sesa SpA	472	65,064
Societa Cattolica Di Assicurazione SpA(1)	15,574	112,910
Tesmec SpA(1)(2)	215,373	34,505
Webuild SpA(1)	286,264	517,792
		4,229,672
Japan — 24.2%
77 Bank Ltd.	4,800	63,528
A&D HOLON Holdings Co. Ltd.	200	1,546
ADEKA Corp.	400	7,814
AEON Financial Service Co. Ltd.	30,600	286,254
Aeon Mall Co. Ltd.	27,100	327,179
AFC-HD AMS Life Science Co. Ltd.	1,900	11,215
Ahresty Corp.	3,200	9,216
Aichi Steel Corp.	1,200	19,034
Air Water, Inc.	23,100	311,662
Airport Facilities Co. Ltd.	400	1,645
Aisan Industry Co. Ltd.	5,400	30,550
Akatsuki, Inc.	1,000	22,350
Akebono Brake Industry Co. Ltd.(2)	19,400	22,027
Alconix Corp.	500	4,984
Alinco, Inc.	200	1,321
Allied Telesis Holdings KK(2)	4,200	3,410
Amada Co. Ltd.	36,800	294,842
AOKI Holdings, Inc.	3,100	16,126
Aozora Bank Ltd.	10,100	209,488
Applied Co. Ltd.	200	3,603
Arakawa Chemical Industries Ltd.	1,500	11,644
Arata Corp.	3,100	96,326
Arcland Sakamoto Co. Ltd.	7,000	80,427
Arcs Co. Ltd.	5,300	79,420
Arealink Co. Ltd.	200	2,169
Asahi Holdings, Inc.	12,500	200,789
ASAHI YUKIZAI Corp.	4,000	64,316
Asia Pile Holdings Corp.	800	2,855

Aucnet, Inc.(1)	2,500	34,585
Bando Chemical Industries Ltd.	1,300	9,062
Bank of Nagoya Ltd.	300	7,119
Bank of the Ryukyus Ltd.	2,300	13,870
Belluna Co. Ltd.	5,800	29,939
Benesse Holdings, Inc.	11,300	180,808
Bic Camera, Inc.	18,000	158,328
BML, Inc.	5,700	152,737
Bunka Shutter Co. Ltd.	7,800	57,579
Carlit Holdings Co. Ltd.	1,800	9,480
Central Glass Co. Ltd.	2,700	58,811
Chiba Kogyo Bank Ltd.	4,000	8,087
Chilled & Frozen Logistics Holdings Co. Ltd.	500	4,128
Chubu Shiryo Co. Ltd.	1,600	12,762
Citizen Watch Co. Ltd.	59,800	254,734
CKD Corp.	9,000	129,267
CMIC Holdings Co. Ltd.	3,100	34,661
Cosmo Energy Holdings Co. Ltd.	23,400	637,218
Credit Saison Co. Ltd.	45,200	527,098
CTI Engineering Co. Ltd.	500	9,561
Daicel Corp.	57,800	372,550
Daido Metal Co. Ltd.	3,000	12,132
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	1,634
Daiken Corp.	1,300	19,095
Daikokutenbussan Co. Ltd.	800	28,762
Daikyonishikawa Corp.	100	376
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,800	25,878
Daio Paper Corp.	11,900	130,913
Daito Chemix Corp.	1,100	6,158
Daitron Co. Ltd.	100	1,603
Denka Co. Ltd.	18,800	466,454
Dream Incubator, Inc.(2)	2,200	41,922
Eagle Industry Co. Ltd.	5,600	43,989
Eco's Co. Ltd.	100	1,532
EF-ON, Inc.	2,000	8,239
Ehime Bank Ltd.	1,800	11,302
Eizo Corp.	2,700	72,519
EJ Holdings, Inc.	1,100	9,810
Electric Power Development Co. Ltd.	35,000	554,752
Endo Lighting Corp.	2,800	17,103
Enomoto Co. Ltd.	700	8,951
eRex Co. Ltd.	5,200	83,090
Exedy Corp.	5,100	66,977
EXEO Group, Inc.	17,500	280,217
F.C.C. Co. Ltd.	7,200	74,406
Feed One Co. Ltd.	1,900	9,718
Ferrotec Holdings Corp.	8,100	189,641
FIDEA Holdings Co. Ltd.	1,620	15,678
Fields Corp.	6,600	55,740
Financial Products Group Co. Ltd.	9,800	72,058
FJ Next Holdings Co. Ltd.	1,700	14,042
France Bed Holdings Co. Ltd.	3,100	21,576
Frontier International, Inc.	700	14,840
Fuji Corp. Ltd.	3,300	16,768
Fuji Corp/Miyagi	800	7,255

Fuji Seal International, Inc.	6,600	79,770
Fujikura Composites, Inc.	3,600	24,834
Fujikura Ltd.	53,100	323,910
Fujimori Kogyo Co. Ltd.	1,100	30,378
Fukuoka Financial Group, Inc.	12,600	217,020
Furukawa Co. Ltd.	2,100	20,076
Furyu Corp.	3,000	24,222
Futaba Industrial Co. Ltd.	10,000	30,468
Fuyo General Lease Co. Ltd.	4,100	234,422
G-7 Holdings, Inc.	400	4,397
G-Tekt Corp.	2,800	27,762
Gecoss Corp.	400	2,571
Genky DrugStores Co. Ltd.(1)	1,300	34,900
Geomatec Co. Ltd.(2)	900	3,649
GLOBERIDE, Inc.	4,200	75,680
Glory Ltd.	10,200	157,775
Goldcrest Co. Ltd.	2,400	31,425
GS Yuasa Corp.	4,100	65,801
GungHo Online Entertainment, Inc.	1,000	18,836
H-One Co. Ltd.	2,700	12,510
H.U. Group Holdings, Inc.	15,300	317,636
H2O Retailing Corp.	22,900	167,438
Hakudo Co. Ltd.	1,200	23,357
Hakuto Co. Ltd.	2,800	61,811
Halows Co. Ltd.	600	14,991
Hamakyorex Co. Ltd.	3,100	70,563
Hanwa Co. Ltd.	8,500	196,475
Happinet Corp.	1,500	18,416
Heiwa Real Estate Co. Ltd.	5,200	152,192
Hirano Tecseed Co. Ltd.	1,600	21,779
Hitachi Zosen Corp.	24,000	145,970
Hokuetsu Corp.	26,900	127,027
Hokuhoku Financial Group, Inc.	20,000	122,300
Hoosiers Holdings	3,200	20,004
Hosokawa Micron Corp.	800	16,271
HS Holdings Co. Ltd.	7,500	77,554
Hyakugo Bank Ltd.	18,300	45,451
i-mobile Co. Ltd.	1,900	21,057
I-Net Corp./Kanagawa	200	1,949
I-PEX, Inc.	2,000	21,271
Ichinen Holdings Co. Ltd.	1,300	12,303
IDOM, Inc.	15,200	79,475
IHI Corp.	26,900	754,821
Iino Kaiun Kaisha Ltd.	23,200	119,060
Inabata & Co. Ltd.	7,600	130,614
INFRONEER Holdings, Inc.	38,940	281,799
Innotech Corp.	1,800	18,765
Internet Initiative Japan, Inc.	7,700	282,566
Iseki & Co. Ltd.	3,600	34,063
Ishihara Sangyo Kaisha Ltd.	6,200	49,824
Itochu Enex Co. Ltd.	13,500	109,207
IwaiCosmo Holdings, Inc.	2,100	19,694
Iwasaki Electric Co. Ltd.	200	3,950
Iwatani Corp.	3,000	124,704
Izumi Co. Ltd.	5,800	124,227

J Front Retailing Co. Ltd.	27,000	218,187
Jaccs Co. Ltd.	6,200	161,269
JAFCO Group Co. Ltd.	18,300	222,426
Japan Aviation Electronics Industry Ltd.	13,200	201,689
Japan Electronic Materials Corp.	2,200	33,046
Japan Investment Adviser Co. Ltd.	2,500	24,361
Japan Petroleum Exploration Co. Ltd.	8,100	196,906
Japan Transcity Corp.	2,000	8,256
Japan Wool Textile Co. Ltd.(1)	5,600	40,043
JFE Holdings, Inc.	5,000	61,511
JGC Holdings Corp.	56,200	788,372
JINUSHI Co. Ltd.(1)	2,800	44,537
JSP Corp.	1,200	13,205
JTEKT Corp.	43,400	330,643
Juroku Financial Group, Inc.	100	1,737
JVCKenwood Corp.	34,700	51,260
K's Holdings Corp.	43,300	432,914
Kamei Corp.	1,400	11,515
Kanamoto Co. Ltd.	8,700	127,788
Kaneka Corp.	11,700	300,272
Kanematsu Corp.	20,300	205,756
Kanto Denka Kogyo Co. Ltd.	9,000	64,840
Kawai Musical Instruments Manufacturing Co. Ltd.	800	17,931
Kawasaki Heavy Industries Ltd.	3,300	64,717
KFC Holdings Japan Ltd.	1,400	30,484
KH Neochem Co. Ltd.(1)	6,800	133,110
Kimura Chemical Plants Co. Ltd.	1,900	9,916
Kintetsu World Express, Inc.	6,200	201,038
Kito Corp.	1,900	38,921
Kitz Corp.	8,700	45,682
Kiyo Bank Ltd.	13,000	139,770
Kobe Steel Ltd.	101,900	536,297
Koei Chemical Co. Ltd.	200	3,651
Kojima Co. Ltd.	8,800	42,425
Komeri Co. Ltd.	6,300	134,594
Konoike Transport Co. Ltd.	1,200	10,853
Konoshima Chemical Co. Ltd.	700	7,802
Kurabo Industries Ltd.	1,300	19,498
Kuraray Co. Ltd.(1)	59,500	496,965
Kureha Corp.	4,200	332,959
KYB Corp.	5,500	125,202
Kyoden Co. Ltd.	3,400	16,183
Kyokuyo Co. Ltd.	200	5,169
Lawson, Inc.	400	14,185
Life Corp.	3,900	78,766
Macnica Fuji Electronics Holdings, Inc.	11,700	257,641
Makino Milling Machine Co. Ltd.	600	19,747
Maruha Nichiro Corp.	10,500	182,529
Maruzen Showa Unyu Co. Ltd.	1,200	28,535
Maxell Ltd.	14,100	137,656
Mebuki Financial Group, Inc.	82,700	157,397
Medius Holdings Co. Ltd.	800	6,610
Megmilk Snow Brand Co. Ltd.	11,300	151,672
Meiko Electronics Co. Ltd.	5,100	180,836
Meiwa Corp.(1)	5,000	26,999

Micronics Japan Co. Ltd.	6,300	71,521
Mimasu Semiconductor Industry Co. Ltd.	4,000	73,981
Mirait Holdings Corp.	17,400	218,448
Mitsubishi Research Institute, Inc.	2,100	67,254
Mitsubishi Shokuhin Co. Ltd.	5,100	123,066
Mitsubishi Steel Manufacturing Co. Ltd.	4,300	31,574
Mitsuboshi Belting Ltd.	1,300	28,194
Mitsui Matsushima Holdings Co. Ltd.	2,700	62,696
Mitsui Mining & Smelting Co. Ltd.	18,500	487,904
Mitsui-Soko Holdings Co. Ltd.	4,400	99,761
Miyaji Engineering Group, Inc.	800	20,997
Miyazaki Bank Ltd.	1,500	23,619
Mizuho Leasing Co. Ltd.	3,600	85,499
Mizuho Medy Co. Ltd.	1,400	24,154
Mizuno Corp.	3,800	66,407
Modec, Inc.(1)	3,100	31,438
Monex Group, Inc.	26,600	102,985
Morinaga Milk Industry Co. Ltd.	8,100	291,149
Musashino Bank Ltd.	3,300	44,236
Nachi-Fujikoshi Corp.	3,800	107,714
Naigai Tec Corp.	300	6,485
Nanto Bank Ltd.	3,100	46,534
Nasu Denki Tekko Co. Ltd.	100	6,500
NEC Capital Solutions Ltd.	1,000	15,145
New Japan Chemical Co. Ltd.	5,000	9,773
NGK Spark Plug Co. Ltd.	22,100	418,706
Nichias Corp.	8,800	154,037
Nichiha Corp.	800	14,921
Nichireki Co. Ltd.	4,600	46,619
Nihon Chouzai Co. Ltd.	2,800	26,685
Nihon Dempa Kogyo Co. Ltd.	3,000	26,164
Nihon Dengi Co. Ltd.	100	2,566
Nihon Flush Co. Ltd.	400	2,875
Nihon House Holdings Co. Ltd.(1)	7,900	25,812
Nikkon Holdings Co. Ltd.	5,700	89,113
Nippn Corp.	11,500	139,780
Nippon Avionics Co. Ltd.(2)	300	7,069
Nippon Chemi-Con Corp.(2)	5,200	73,305
Nippon Chemical Industrial Co. Ltd.	1,100	17,880
Nippon Coke & Engineering Co. Ltd.	53,600	52,788
Nippon Concrete Industries Co. Ltd.	4,300	9,345
Nippon Denko Co. Ltd.	10,100	27,703
Nippon Densetsu Kogyo Co. Ltd.	4,100	50,506
Nippon Electric Glass Co. Ltd.	19,800	419,017
Nippon Kodoshi Corp.	1,400	23,437
Nippon Light Metal Holdings Co. Ltd.	13,400	163,907
Nippon Paper Industries Co. Ltd.	26,600	194,926
Nippon Shokubai Co. Ltd.	6,800	278,970
Nippon Steel Trading Corp.	3,500	145,784
Nippon Suisan Kaisha Ltd.	66,600	269,527
Nippon Thompson Co. Ltd.	12,200	52,399
Nippon Yakin Kogyo Co. Ltd.	4,500	76,935
Nipro Corp.	35,600	281,984
Nishi-Nippon Financial Holdings, Inc.	12,800	75,505
Nishimatsu Construction Co. Ltd.	8,600	274,594

Nishio Rent All Co. Ltd.	3,900	81,942
Nisshinbo Holdings, Inc.	34,000	273,717
Nittetsu Mining Co. Ltd.	1,000	45,514
Nojima Corp.	8,600	196,081
NOK Corp.	17,800	159,194
Nomura Micro Science Co. Ltd.(1)	600	19,456
NS United Kaiun Kaisha Ltd.	2,400	78,276
Oji Holdings Corp.	11,700	51,505
Oki Electric Industry Co. Ltd.	22,400	130,150
Okumura Corp.	8,600	189,776
Okura Industrial Co. Ltd.	900	11,883
Okuwa Co. Ltd.	2,200	14,674
Olympic Group Corp.	500	2,483
Onoken Co. Ltd.	2,900	31,248
Organo Corp.	1,500	113,834
Orient Corp.	124,700	119,213
Osaka Soda Co. Ltd.	3,300	76,827
Osaka Steel Co. Ltd.	1,600	17,103
OSAKA Titanium Technologies Co. Ltd.(2)	7,100	107,172
Pacific Industrial Co. Ltd.	7,400	61,146
PAL GROUP Holdings Co. Ltd.	1,900	23,745
Pasona Group, Inc.(1)	1,000	16,167
Penta-Ocean Construction Co. Ltd.	4,700	23,116
Press Kogyo Co. Ltd.	24,800	79,371
Pressance Corp.	2,200	25,915
Prima Meat Packers Ltd.	5,900	96,611
PS Mitsubishi Construction Co. Ltd.	1,700	7,943
Raiznext Corp.	700	6,278
Rengo Co. Ltd.	44,000	237,588
Resorttrust, Inc.	21,800	361,275
Restar Holdings Corp.	1,700	26,995
Ricoh Leasing Co. Ltd.	3,500	92,568
Riken Corp.	1,400	25,405
Riken Technos Corp.	1,900	6,380
Roland DG Corp.	3,500	83,895
Ryobi Ltd.	2,500	21,209
Sakai Chemical Industry Co. Ltd.	2,000	29,496
Sakura Internet, Inc.	300	1,297
Sala Corp.	3,300	15,859
San Holdings, Inc.	400	5,915
San-In Godo Bank Ltd.	12,500	62,308
Sanei Architecture Planning Co. Ltd.	600	7,680
Sanix, Inc.(2)	1,600	2,995
Sanki Engineering Co. Ltd.	3,500	39,353
Sankyo Frontier Co. Ltd.	200	6,377
Sankyu, Inc.	7,700	230,465
Sanwa Holdings Corp.	27,100	259,635
Sanyo Chemical Industries Ltd.	2,200	78,990
Sanyo Denki Co. Ltd.	800	34,205
SBS Holdings, Inc.	300	6,973
Scroll Corp.	5,900	38,614
SEC Carbon Ltd.	100	3,886
Seed Co. Ltd.	1,600	6,270
Seikitokyu Kogyo Co. Ltd.	1,800	11,243
Seiko Holdings Corp.	6,100	122,916

Sekisui Kasei Co. Ltd.	2,100	6,594
SEMITEC Corp.	200	10,435
Senko Group Holdings Co. Ltd.	23,800	155,830
Senshu Electric Co. Ltd.	1,500	62,404
Senshu Ikeda Holdings, Inc.	17,200	24,634
Shibaura Mechatronics Corp.	800	66,083
Shibusawa Warehouse Co. Ltd.	100	1,781
Shikoku Bank Ltd.	2,100	13,054
Shin Nippon Biomedical Laboratories Ltd.	1,000	12,792
Shinagawa Refractories Co. Ltd.	500	14,199
Shindengen Electric Manufacturing Co. Ltd.	1,100	27,239
Shinmaywa Industries Ltd.	12,500	93,832
Shinnihon Corp.	400	2,297
Shinsei Bank Ltd.	13,200	197,805
SK-Electronics Co. Ltd.	100	749
SKY Perfect JSAT Holdings, Inc.	42,900	154,429
Sodick Co. Ltd.	5,900	35,940
Soken Chemical & Engineering Co. Ltd.	800	10,925
St-Care Holding Corp.	1,900	12,186
Star Micronics Co. Ltd.	5,900	76,985
Starts Corp., Inc.	7,400	139,682
Studio Alice Co. Ltd.	400	7,008
Subaru Enterprise Co. Ltd.	100	6,692
Sumitomo Heavy Industries Ltd.	20,300	478,542
Sumitomo Osaka Cement Co. Ltd.	8,400	208,883
Sumitomo Riko Co. Ltd.	6,000	26,219
Sumitomo Rubber Industries Ltd.(1)	36,300	330,726
Sumitomo Seika Chemicals Co. Ltd.	900	20,265
Sumitomo Warehouse Co. Ltd.	4,900	81,524
Sun Frontier Fudousan Co. Ltd.	8,100	66,202
Sun-Wa Technos Corp.	1,500	16,512
Suruga Bank Ltd.	36,000	99,580
Suzuken Co. Ltd.	7,100	193,567
SWCC Showa Holdings Co. Ltd.	6,400	86,361
T RAD Co. Ltd.	1,600	34,955
T-Gaia Corp.	2,300	29,166
Tachikawa Corp.	400	3,433
Taiheiyo Cement Corp.	27,100	404,773
Taiho Kogyo Co. Ltd.	1,500	8,199
Takamiya Co. Ltd.	1,000	2,819
Takara Standard Co. Ltd.	1,600	15,234
Takasago International Corp.	1,900	34,347
Tama Home Co. Ltd.(1)	2,600	47,750
Tamron Co. Ltd.	1,000	18,975
Teijin Ltd.	48,300	496,742
Tera Probe, Inc.	500	5,541
Toa Corp. (Tokyo)	3,000	54,873
TOA ROAD Corp.	200	8,309
Toagosei Co. Ltd.(1)	10,700	84,926
Toenec Corp.	100	2,643
Toho Titanium Co. Ltd.	8,300	140,239
TOKAI Holdings Corp.	19,400	132,394
Tokuyama Corp.	16,700	216,947
Tokyo Electron Device Ltd.	1,200	52,036
Tokyo Seimitsu Co. Ltd.	8,500	327,010

Tokyo Steel Manufacturing Co. Ltd.	21,100	246,189
Tokyo Tatemono Co. Ltd.	35,600	473,602
Tokyu Construction Co. Ltd.	21,800	98,789
TOMONY Holdings, Inc.	900	2,121
Tomy Co. Ltd.	21,200	211,447
Tonami Holdings Co. Ltd.	300	8,110
Topre Corp.	9,100	72,270
Towa Corp.	5,200	74,123
Toyo Construction Co. Ltd.	13,700	88,512
Toyo Engineering Corp.(2)	5,200	24,923
Toyo Ink SC Holdings Co. Ltd.	3,800	56,276
Toyo Seikan Group Holdings Ltd.	35,000	373,388
Toyobo Co. Ltd.	21,700	173,369
Toyoda Gosei Co. Ltd.	8,100	128,109
Toyota Boshoku Corp.	9,600	155,112
TPR Co. Ltd.	4,200	40,965
Traders Holdings Co. Ltd.	1,500	3,831
Transcosmos, Inc.	5,200	139,437
TRE Holdings Corp.	24	417
Tsubakimoto Chain Co.	5,900	144,801
Tsugami Corp.	8,600	79,947
Tsukuba Bank Ltd.	6,900	9,824
TV Asahi Holdings Corp.	5,400	60,815
UACJ Corp.	9,100	155,719
Ube Industries Ltd.	25,600	394,596
Uchida Yoko Co. Ltd.	1,300	47,189
Uniden Holdings Corp.(2)	700	18,451
Unipres Corp.	8,900	61,396
Unitika Ltd.(2)	10,300	18,752
Univance Corp.	3,000	9,678
Valor Holdings Co. Ltd.	9,500	137,115
Vertex Corp.	1,000	25,788
VT Holdings Co. Ltd.	17,600	62,547
Wakita & Co. Ltd.	3,800	32,457
Warabeya Nichiyo Holdings Co. Ltd.	3,700	47,277
Willplus Holdings Corp.	900	6,538
Wood One Co. Ltd.	1,900	17,243
Yachiyo Industry Co. Ltd.	2,600	12,714
YAMABIKO Corp.	1,800	16,522
Yamada Holdings Co. Ltd.	3,100	10,945
Yamaguchi Financial Group, Inc.	15,200	85,684
Yamaichi Electronics Co. Ltd.	500	7,262
Yamazen Corp.	12,000	87,784
Yokohama Rubber Co. Ltd.	26,600	341,301
Yokorei Co. Ltd.	9,800	64,001
Yorozu Corp.	1,600	10,324
Yuasa Trading Co. Ltd.	800	19,858
Zeon Corp.	29,800	315,490
		38,684,817
Netherlands — 2.2%
AerCap Holdings NV(2)	13,843	684,398
AMG Advanced Metallurgical Group NV	3,635	133,427
ASR Nederland NV	20,701	942,570
Boskalis Westminster	9,284	323,390
Brunel International NV	2,542	29,694

Flow Traders	6,272	196,811
ForFarmers NV	2,391	7,637
Heijmans NV, CVA	3,378	43,637
Koninklijke BAM Groep NV(2)	42,608	122,092
Nedap NV	63	4,053
OCI NV(2)	13,847	486,216
PostNL NV(1)	65,546	223,035
SIF Holding NV(1)	899	10,079
TKH Group NV	5,405	262,845
		3,469,884
New Zealand — 0.9%
Air New Zealand Ltd.(2)	1,097,140	456,221
Channel Infrastructure NZ Ltd.(2)	5,917	4,312
KMD Brands Ltd.	102,563	80,758
Oceania Healthcare Ltd.	383,414	257,115
PGG Wrightson Ltd.	3,178	9,629
SKY Network Television Ltd.(2)	12,857	22,416
SKYCITY Entertainment Group Ltd.	351,853	600,586
Warehouse Group Ltd.	4,116	9,199
		1,440,236
Norway — 2.5%
2020 Bulkers Ltd.(2)	1,868	25,505
ABG Sundal Collier Holding ASA	106,475	79,931
Aker Solutions ASA	39,671	155,741
BW Energy Ltd.(2)	17,459	53,060
BW LPG Ltd.	21,847	179,908
BW Offshore Ltd.	28,192	104,906
DNO ASA	149,189	273,380
FLEX LNG Ltd.	13,168	360,409
Hafnia Ltd.	11,755	39,513
Kid ASA	4,498	44,099
Klaveness Combination Carriers ASA	508	3,585
Kongsberg Automotive ASA(1)(2)	147,758	43,298
Magseis Fairfield ASA(2)	62,644	40,636
MPC Container Ships AS	61,895	174,502
Norske Skog ASA(2)	12,428	78,529
Norwegian Energy Co. ASA(2)	7,184	287,247
Odfjell Drilling Ltd.(2)	38,648	112,082
Odfjell Technology Ltd.(2)	6,441	18,967
OKEA ASA(2)	4,565	26,503
PGS ASA(1)(2)	132,512	80,845
Protector Forsikring ASA	15,146	171,465
Rana Gruber ASA	6,299	37,533
Solstad Offshore ASA(1)(2)	13,653	55,159
SpareBank 1 Nord Norge	28,395	282,154
SpareBank 1 SMN	9,955	135,152
SpareBank 1 Sorost-Norge	1,293	7,607
Sparebanken More	1,335	11,236
Sparebanken Vest	1,609	17,048
Stolt-Nielsen Ltd.	4,558	84,448
Subsea 7 SA	66,957	693,084
Veidekke ASA	2,764	29,576
Wallenius Wilhelmsen ASA	31,730	228,102
		3,935,210

Portugal — 0.3%
Altri SGPS SA	21,812	141,799
Corticeira Amorim SGPS SA	5,586	62,916
CTT-Correios de Portugal SA	29,094	116,859
Greenvolt-Energias Renovaveis SA(2)	1,110	8,716
Ibersol SGPS SA(2)	9	62
NOS SGPS SA	4,467	18,972
Sonae SGPS SA	53,840	63,826
		413,150
Singapore — 2.0%
BRC Asia Ltd.	5,500	6,997
Bumitama Agri Ltd.	185,600	98,031
Centurion Corp. Ltd.	10,500	2,719
China Sunsine Chemical Holdings Ltd.	27,500	8,996
First Resources Ltd.	65,400	92,521
Food Empire Holdings Ltd.	800	314
Fu Yu Corp. Ltd.	20,700	3,999
Geo Energy Resources Ltd.	240,500	72,829
GKE Corp. Ltd.	228,600	16,963
Golden Agri-Resources Ltd.	3,600,800	747,026
Hong Fok Corp. Ltd.(1)	81,600	56,391
Hong Leong Asia Ltd.	48,400	26,783
Hour Glass Ltd.	10,500	18,164
Hutchison Port Holdings Trust, U Shares	2,337,300	559,141
InnoTek Ltd.	14,000	5,559
ISDN Holdings Ltd.	113,700	47,524
Japfa Ltd.(1)	48,200	21,385
Jiutian Chemical Group Ltd.	589,800	45,953
Medtecs International Corp. Ltd.	226,200	33,805
OUE Ltd.	26,100	25,115
Riverstone Holdings Ltd.(1)	228,500	122,460
Samudera Shipping Line Ltd.	88,500	51,896
Sing Holdings Ltd.	11,800	3,349
Tuan Sing Holdings Ltd.	409,500	116,516
Yangzijiang Shipbuilding Holdings Ltd.	1,065,900	717,978
Yanlord Land Group Ltd.	332,100	270,484
Ying Li International Real Estate Ltd.(2)	4,700	170
		3,173,068
Spain — 1.9%
Acerinox SA	28,026	363,614
Almirall SA	5,387	59,994
Amper SA(1)(2)	99,807	26,563
Atresmedia Corp. de Medios de Comunicacion SA	17,202	72,000
Banco de Sabadell SA	839,908	753,347
Bankinter SA	124,938	794,427
Construcciones y Auxiliar de Ferrocarriles SA	1,740	55,273
Deoleo SA(1)(2)	35,613	13,876
Ence Energia y Celulosa SA	18,325	70,426
Ercros SA(2)	21,359	77,075
Gestamp Automocion SA	39,788	156,204
Mediaset Espana Comunicacion SA(2)	23,444	102,169
Melia Hotels International SA(2)	10,410	83,275
Miquel y Costas & Miquel SA	1,905	25,700
Obrascon Huarte Lain SA(2)	61,386	48,906
Sacyr SA	40,157	114,017

Solaria Energia y Medio Ambiente SA(2)	10,216	238,080
Tubacex SA(2)	3,983	10,337
		3,065,283
Sweden — 5.4%
Annehem Fastigheter AB, B Shares(2)	455	1,281
AQ Group AB	739	20,874
Avanza Bank Holding AB	1,097	26,429
Better Collective A/S(2)	4,492	68,418
Bilia AB, A Shares	26,208	399,447
BillerudKorsnas AB(1)	30,927	417,773
Bonava AB, B Shares	20,091	82,639
Bulten AB(1)	2,640	17,370
Bure Equity AB	16,806	449,613
Byggmax Group AB	23,825	155,413
Catena Media PLC(1)(2)	25,029	109,367
Cibus Nordic Real Estate AB	14,337	319,612
Clas Ohlson AB, B Shares	15,875	194,453
Cloetta AB, B Shares	64,168	142,313
Collector AB(2)	18,091	74,744
Corem Property Group AB, B Shares	25,539	50,990
Dios Fastigheter AB	20,206	183,451
Elanders AB, B Shares	400	5,875
Electrolux Professional AB, B Shares	28,638	181,789
Elekta AB, B Shares	10,163	79,189
G5 Entertainment AB(1)	2,128	59,035
Granges AB	2,384	21,545
Hexatronic Group AB	6,916	314,624
Hoist Finance AB(1)(2)	19,109	64,098
Hufvudstaden AB, A Shares	10,826	148,630
Loomis AB	21,578	546,138
Maha Energy AB(2)	17,201	37,483
Mekonomen AB	12,809	152,563
MIPS AB	4,159	277,507
NCC AB, B Shares	15,124	190,044
New Wave Group AB, B Shares	17,177	279,880
Nobia AB	1,435	4,870
Nyfosa AB	47,924	561,151
Pandox AB(2)	26,095	358,549
Paradox Interactive AB(1)	14,394	269,746
Peab AB, Class B	44,681	337,570
RaySearch Laboratories AB(2)	2,832	19,408
Resurs Holding AB	48,139	130,921
Saab AB, B Shares	18,853	802,097
Scandi Standard AB(2)	16,401	69,634
SkiStar AB	15,821	260,321
Solid Forsakring AB(2)	4,813	21,090
Stendorren Fastigheter AB(2)	511	12,180
Tethys Oil AB	10,983	94,648
TF Bank AB	180	2,831
Wihlborgs Fastigheter AB	78,092	661,460
		8,679,063
Switzerland — 4.3%
ALSO Holding AG(2)	1,178	242,468
Arbonia AG	8,792	136,958
Autoneum Holding AG(1)	1,094	142,752

Bell Food Group AG	478	125,389
Bellevue Group AG	642	24,436
Bobst Group SA	4,013	308,900
Bucher Industries AG	1,065	396,548
Burckhardt Compression Holding AG	1,182	597,381
Burkhalter Holding AG	341	29,760
Cembra Money Bank AG	13,725	961,921
Coltene Holding AG(2)	353	34,588
EFG International AG(2)	25,607	188,503
Feintool International Holding AG(1)	531	12,274
Huber + Suhner AG	2,240	194,747
Leonteq AG	3,159	194,414
Liechtensteinische Landesbank AG	1,372	75,867
Mobimo Holding AG(1)	135	35,656
OC Oerlikon Corp. AG	51,117	387,512
Orior AG	1,860	158,386
Phoenix Mecano AG	43	16,363
Rieter Holding AG	462	60,543
Sensirion Holding AG(2)	2,492	244,059
St Galler Kantonalbank AG	579	270,896
Sulzer AG(1)	7,845	554,125
Swissquote Group Holding SA	3,715	460,460
TX Group AG	84	11,041
u-blox Holding AG(2)	2,655	251,287
V-ZUG Holding AG(2)	209	21,417
Valiant Holding AG	3,533	323,144
Valora Holding AG	385	65,935
Zehnder Group AG	3,544	258,914
		6,786,644
United Kingdom — 14.2%
AG Barr PLC	7,361	49,529
Anglo Asian Mining PLC	5,959	7,321
Anglo Pacific Group PLC	7,591	14,904
Atalaya Mining PLC	24,177	117,669
Bank of Georgia Group PLC	6,656	134,528
Berkeley Group Holdings PLC(2)	16,374	867,179
Biffa PLC	28,021	113,663
Brewin Dolphin Holdings PLC	49,184	316,491
Britvic PLC	25,226	261,761
Capricorn Energy PLC(2)	20,114	49,980
Centamin PLC	235,511	239,113
Central Asia Metals PLC	40,939	133,425
Close Brothers Group PLC	31,044	428,392
CMC Markets PLC	30,696	122,374
Coats Group PLC	321,733	281,899
Computacenter PLC	13,411	428,930
ContourGlobal PLC	25,921	82,576
Crest Nicholson Holdings PLC	54,990	180,625
Devro PLC	13,264	34,341
Direct Line Insurance Group PLC	240,758	780,702
Drax Group PLC	91,765	778,539
Dunelm Group PLC	15,171	168,034
EnQuest PLC(2)	262,028	98,146
Esken Ltd.(2)	2,653	290
Ferrexpo PLC	48,113	106,296

Firstgroup PLC(1)(2)	73,074	126,043
Forterra PLC	43,803	151,988
Frasers Group PLC(2)	34,089	296,814
Games Workshop Group PLC	267	24,734
Genel Energy PLC	15,129	30,096
Georgia Capital PLC(2)	3,896	32,069
Go-Ahead Group PLC(2)	6,462	82,810
Golar LNG Ltd.(2)	1,248	31,612
Grafton Group PLC	50,921	601,370
Greggs PLC	15,962	454,567
Gulf Keystone Petroleum Ltd.	31,855	110,887
Halfords Group PLC	21,023	59,430
Harbour Energy PLC	44,648	214,916
Hargreaves Lansdown PLC	35,902	387,249
Hikma Pharmaceuticals PLC	29,678	634,881
Hill & Smith Holdings PLC	10,982	193,308
Hochschild Mining PLC	68,105	94,452
Howden Joinery Group PLC	107,648	925,867
Hunting PLC	13,843	57,922
Ibstock PLC	81,092	190,026
IG Group Holdings PLC	83,740	754,253
Inchcape PLC	62,431	572,078
Indivior PLC(2)	81,581	340,263
IntegraFin Holdings PLC	1,817	6,903
Intermediate Capital Group PLC	40,068	795,517
International Personal Finance PLC	32,615	34,035
Investec PLC	63,009	382,291
IP Group PLC	215,528	236,164
J Sainsbury PLC	183,702	528,378
Jadestone Energy PLC	3,089	4,242
Johnson Matthey PLC	29,613	786,994
Jubilee Metals Group PLC(2)	2,770	526
Just Group PLC	19,926	20,470
Keller Group PLC	8,827	86,607
M&G PLC	389,918	1,061,740
Man Group PLC	32,027	103,319
Marks & Spencer Group PLC(2)	397,293	748,087
McBride PLC(2)	1,428	578
Molten Ventures PLC(2)	35,249	237,515
Motorpoint group PLC(2)	61	176
N Brown Group PLC(2)	12,509	5,040
Ninety One PLC	60,503	171,700
OSB Group PLC	24,245	158,606
Pagegroup PLC	63,837	368,701
Pan African Resources PLC	412,906	104,751
Paragon Banking Group PLC	24,292	150,549
Petra Diamonds Ltd.(2)	46,129	67,380
Plus500 Ltd.	20,953	411,453
Provident Financial PLC	11,706	37,412
PZ Cussons PLC	40,266	102,838
Rathbones Group PLC	7,463	194,225
Reach PLC	60,293	93,340
Redde Northgate PLC	52,618	249,890
Royal Mail PLC	93,916	367,790
Savills PLC	22,809	317,024

Secure Trust Bank PLC	121	1,657
Senior PLC(2)	47,232	75,265
Serica Energy PLC	19,943	65,387
Shanta Gold Ltd.	106,592	12,432
Speedy Hire PLC	52,895	31,299
Spire Healthcare Group PLC(2)	29,420	81,844
St. James's Place PLC	9,449	154,104
SThree PLC	28,594	139,894
Superdry PLC(2)	8,840	18,612
Synthomer PLC	32,875	136,157
Tate & Lyle PLC	84,346	830,802
TBC Bank Group PLC	9,590	179,079
TI Fluid Systems PLC	8,962	20,633
Vertu Motors PLC	14,773	10,868
Virgin Money UK PLC	241,163	451,983
Vistry Group PLC	17,211	196,392
Vivo Energy PLC	63,711	112,401
Vp PLC	235	2,770
Watkin Jones PLC	4,934	14,405
Wickes Group PLC	3,686	9,395
Xaar PLC(2)	533	1,434
Yellow Cake PLC(2)	36,284	171,108
		22,716,504
TOTAL COMMON STOCKS (Cost $150,510,339)		157,620,854
RIGHTS — 0.1%
Austria†
IMMOFINANZ AG(2)	993	11
Sweden — 0.1%
BillerudKorsnas AB(2)	30,927	29,863
TOTAL RIGHTS (Cost $—)		29,874
WARRANTS†
Italy†
Webuild SpA(1)(2) (Cost $—)	6,684	12,055
SHORT-TERM INVESTMENTS — 3.9%
Money Market Funds — 3.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	789,252	789,252
State Street Navigator Securities Lending Government Money Market Portfolio(3)	5,462,171	5,462,171
		6,251,423
TOTAL SHORT-TERM INVESTMENTS (Cost $6,251,423)		6,251,423
TOTAL INVESTMENT SECURITIES — 102.7% (Cost $156,761,762)		163,914,206
OTHER ASSETS AND LIABILITIES — (2.7)%		(4,246,909)
TOTAL NET ASSETS — 100.0%		$159,667,297

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	10	June 2022	$930,950	$(3,978)
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	20.5%
Materials	18.9%
Financials	18.3%
Consumer Discretionary	12.2%
Energy	10.7%
Consumer Staples	4.4%
Information Technology	4.2%
Communication Services	2.9%
Real Estate	2.7%
Health Care	2.0%
Utilities	2.0%
Short-Term Investments	3.9%
Other Assets and Liabilities	(2.7)%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $10,564,161. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $11,327,416, which includes securities collateral of $5,865,244.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	764,348	156,856,506	—
Rights	—	29,874	—
Warrants	—	12,055	—
Short-Term Investments	6,251,423	—	—
	7,015,771	156,898,435	—
Liabilities
Other Financial Instruments
Futures Contracts	3,978	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.